TAXES - Components of tax provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
TAXES
Current tax provision	$ 127,332	$ 73,339	$ 180,242
Deferred tax provision (benefit)	(2,530)	34,490	(16,655)
Income tax provision	124,802	107,829	163,587
China
TAXES
Current tax provision	127,332	73,339	180,242
Deferred tax provision (benefit)	$ (2,530)	$ 34,490	$ (16,655)